CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 3,534	$ 5,668	$ 8,389
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,572	1,388	739
Stock based compensation expense, net	1,056	1,183	761
Accretion of payment obligation related to acquisitions	177	100
Excess tax benefit from share-based payment arrangements			(209)
Amortization of premium and accrued interest on marketable securities		(16)	42
Loss (gain) from marketable securities and long-term investment, net		100	(107)
Deferred taxes, net	(172)	(1,140)	(385)
Accrued severance pay, net	(3)	(40)	216
Net changes in operating assets and liabilities:
Trade receivables	491	(383)	(475)
Other receivables and prepaid expenses	1,658	(1,100)	544
Other long-term assets	82	60	17
Trade payables	4,035	108	374
Deferred revenues	(268)	998	(106)
Accrued expenses and other liabilities	2,101	112	(25)
Other			8
Net cash provided by operating activities	16,263	7,038	9,783
Cash flows from investing activities:
Purchase of property and equipment	(662)	(316)	(246)
Proceeds from sale of property and equipment			12
Restricted cash		90
Capitalization of software development and content costs	(819)	(829)	(180)
Cash paid by employees on previously exercised options of acquired company	727
Cash paid in connection with acquisitions, net of cash acquired	(7,307)	(21,712)
Proceeds from sales of marketable securities		26,704	10,745
Investment in marketable securities		(11,915)	(20,534)
Net cash used in investing activities	(8,061)	(7,978)	(10,203)
Cash flows from financing activities:
Exercise of share options	76	30	375
Excess tax benefit from share-based payment arrangements			209
Deferred payment made in connection with acquisitions	(6,626)
Proceeds from long-term loans	10,000
Repayment of long-term loans	(1,150)
Dividend paid		(3,885)	(8,477)
Net cash provided by (used in) financing activities	2,300	(3,855)	(7,893)
(Decrease) increase in cash and cash equivalents	10,502	(4,795)	(8,313)
Cash and cash equivalents at beginning of year	11,260	16,055	24,368
Cash and cash equivalents at end of year	21,762	11,260	16,055
Cash paid (received) during the year for:
Income taxes	2,828	3,200	2,719
Interest paid	291
Supplemental disclosure of non-cash investing activities:
Purchase of property and equipment on credit			418
Issuance of shares in connection with the acquisition of Smilebox	18,200	750
Stock-based compensation that was capitalized as part of capitalization of software development costs	$ 29	$ 17